Income Taxes (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of reconciliation of federal income tax provision from continuing operations at statutory rate
Federal income tax benefit at statutory rate					$ (1,410,724)	$ (557,891)
Increase (decrease) in income taxes resulting from:
State and local income taxes					(598,095)	(153,636)
Change in deferred tax asset valuation allowance					1,994,482	702,407
Stock based compensation
Non-deductible expenses					14,337	9,380
Other
Income Tax Expense (Benefit), Total